Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Detail Explanation of Revenue in the consolidated Statement of operations
The Group has recognized the following amounts relating to revenue in the Consolidated Statements of Operations:

(In millions of Korean won)	2018		2019
Revenue from contracts with customers	￦	23,012,257	￦	24,441,122
Revenue from other sources		423,793		458,067

Total revenue	￦	23,436,050	￦	24,899,189

Detail Explanation of Operating Revenue
Operating revenues for the years ended December 31, 2018 and 2019 are as follows:

(In millions of Korean won)	2018		2019
Mobile services	￦	6,827,685	￦	6,795,124
Fixed-line services		4,869,253		4,866,698
Fixed-line and VoIP telephone services		1,708,319		1,578,546
Broadband Internet access services		2,112,763		2,177,447
Data communication services		1,048,171		1,110,705
Media and content		2,261,808		2,516,256
Financial services		3,444,917		3,641,655
Sale of goods		3,288,911		4,194,168
Others		2,743,476		2,885,288

Total	￦	23,436,050	￦	24,899,189

Detail Analysis of Contract with Customer Assets and Liabilities
The contract assets and liabilities recognized in relation to the revenues from contracts with customers are as follows:

(In millions of Korean won)	December 31, 2018		December 31, 2019
Contract assets 1	￦	503,452	￦	655,329
Contract liabilities 1		357,633		413,442
Deferred revenue 2	￦	96,198	￦	92,557

1
The Group recognized contract assets of
￦
98,288 million and contract liabilities of
￦
 47,832 million for longterm construction contracts as at December 31, 2019 (2018: contract assets of
￦
104,655 million and contract liabilities of
￦
10,172 million). The Group recognizes contract assets as trade and other receivables, and contract liabilities as other current liabilities.

2	Deferred revenue recognized relating to government grant is excluded.

Detail Analysis of Contract Costs Recognized as Assets
The contract costs recognized as assets are as follows:

(In millions of Korean won)	December 31, 2018		December 31, 2019
Incremental cost of contract establishment	￦	1,409,721	￦	1,764,009
Cost of Contract performance		60,134		85,234

Detail of Revenue Arising from Carried-Forward Contract Liabilities
The recognized revenue arising from carried-forward contract liabilities from prior year is as follows:

(In millions of Korean won)	2018		2019
Revenue recognized that was included in the contract liability balance at the beginning of the year
Allocation of the transaction price	￦	183,905	￦	258,548
Deferred revenue of joining/installment fee		39,975		44,032
Others		1,536		—

Total	￦	225,416	￦	302,580